CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Thousands	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2015			$ (76,844)
Net income					$ 595,550
Other comprehensive income (loss)			(7,063)		(7,063)
Equity at end of period (Previously reported) at Dec. 31, 2016	$ 132,401	$ 1,022,737	(83,907)	$ 509	1,071,740
Equity at end of period (Increase (decrease) due to application of IFRS 15) at Dec. 31, 2016		177,317			177,317
Equity at end of period at Dec. 31, 2016	132,401	1,200,054	(83,907)	509	1,249,057
Net income		939,829		52	939,881
Other comprehensive income (loss)			42,079		42,079
Dividends		(295,000)			(295,000)
Equity at end of period at Dec. 31, 2017	132,401	1,844,883	(41,828)	561	1,936,017
Net income		651,891		29	651,920
Other comprehensive income (loss)			(20,228)		(20,228)
Corporate reorganization	3,776,170	(3,776,170)
Reduction of paid-up capital	(2,588,100)				(2,588,100)
Dividends		(113,000)		(155)	(113,155)
Equity at end of period at Dec. 31, 2018	$ 1,320,471	$ (1,392,396)	$ (62,056)	$ 435	$ (133,546)